Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue Disaggregation
Revenues	¥ 45,286,816	$ 6,565,971	¥ 27,009,779	¥ 9,456,609
Vehicle sales [Member]
Revenue Disaggregation
Revenues	44,106,434	6,394,832	26,128,469	9,282,703
Other Sales And Services [Member]
Revenue Disaggregation
Revenues	1,180,382	$ 171,139	881,310	173,906
Revenue recognized at a point in time
Revenue Disaggregation
Revenues	45,150,485		26,917,836	9,436,095
Revenue recognized at a point in time | Vehicle sales [Member]
Revenue Disaggregation
Revenues	44,106,434		26,128,469	9,282,703
Revenue recognized at a point in time | Other Sales And Services [Member]
Revenue Disaggregation
Revenues	1,044,051		789,367	153,392
Revenue recognized over time
Revenue Disaggregation
Revenues	¥ 136,331		¥ 91,943	¥ 20,514